Investment in associates - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) vehicle	Dec. 31, 2023 USD ($)
Total for all related parties
Disclosure of detailed information about investment property [line items]
Revenue from sale of goods, related party transactions	$ 151,878	$ 160,713
Polestar Technology, Polestar and Nanjing Jiangning Economic and Technological Development Zone | Total for all related parties
Disclosure of detailed information about investment property [line items]
Polestar's percentage ownership interest	46.20%
Polestar Times Technology | Total for all related parties
Disclosure of detailed information about investment property [line items]
Revenue from sale of goods, related party transactions	$ 21,858	61,650
Revenue from sale of goods, related party transactions, at point in time		$ 30,352	$ 31,298
Number of vehicles delivered, unpaid | vehicle		542
Revenue from sale of goods		$ 19,850
Polestar Technology
Disclosure of detailed information about investment property [line items]
Capital contribution commitment	24,884
Payments for associates	$ 73,116